STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (FY) - USD ($)	Common Stock [Member] Class A Common Stock	Common Stock [Member] Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total	Class A Common Stock
Balance at the beginning at Dec. 22, 2019			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			0	(1,000)	$ (1,000)
Balance at the end at Dec. 31, 2019			0	(1,000)	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsors (in shares)		5,750,000
Balance at the end at Mar. 31, 2020		$ 575	24,425	(1,000)	24,000
Balance at the beginning at Dec. 31, 2019			0	(1,000)	(1,000)
Balance at the beginning at Dec. 31, 2019			0	(1,000)	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors		$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsors (in shares)		5,750,000
Sale of 23,000,000 Units, net of underwriting discounts	$ 2,300		204,480,244	0	$ 204,482,544
Sale of Units, net of underwriting discounts (in shares)					23,000,000	23,000,000
Sale of 650,000 Private Placement Units	$ 65		6,123,809	0	$ 6,123,874
Sale of units, Private Placement Units	650,000
Class A common stock subject to possible redemption	$ (2,052)		(205,175,258)	0	(205,177,310)
Class A common stock subject to possible redemption (in shares)	(20,517,731)
Change in value of common stock subject to redemption	$ 16		1,608,654	0	1,608,670
Change in value of common stock subject to redemption (in shares)	160,867
Net loss			0	(2,061,769)	(2,061,769)
Balance at the end at Dec. 31, 2020	$ 329	$ 575	7,061,874	(2,062,769)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	3,293,136	5,750,000
Balance at the beginning at Mar. 31, 2020		$ 575	24,425	(1,000)	24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	0	0
Balance at the end at Jun. 30, 2020		575	24,425	(1,000)	24,000
Balance at the beginning at Dec. 31, 2020	329	575	7,061,874	(2,062,769)	5,000,009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				4,641,710	4,641,710
Balance at the end at Mar. 31, 2021	283	575	2,420,210	2,578,941	5,000,009
Balance at the beginning at Dec. 31, 2020	$ 329	$ 575	7,061,874	(2,062,769)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	3,293,136	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(27,725)
Balance at the end at Jun. 30, 2021	$ 330	$ 575	7,089,593	(2,090,494)	5,000,004
Balance at the beginning at Mar. 31, 2021	283	575	2,420,210	2,578,941	5,000,009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(4,669,435)	(4,669,435)
Balance at the end at Jun. 30, 2021	$ 330	$ 575	$ 7,089,593	$ (2,090,494)	$ 5,000,004